Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Short-Term Borrowings	Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2019 and March 31, 2020 comprised of the following:

	As of March 31,
	2019		2020		2020
	(In millions)
Borrowed in the call market	Rs.	9,155.9	Rs.	11,339.8	US$	150.4
Term borrowings from institutions/banks		363,921.2		73,737.9		978.1
Foreign currency borrowings		280,980.9		292,339.9		3,877.7

Total	Rs.	654,058.0	Rs.	377,417.6	US$	5,006.2

Total borrowings outstanding:
Maximum amount outstanding	Rs.	957,026.5	Rs.	971,364.0	US$	12,884.5
Average amount outstanding	Rs.	705,161.6	Rs.	493,786.9	US$	6,549.8
Weighted average interest rate		5.3%		3.2%		3.2%